UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2003

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		February 17, 2004








Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $139,185 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

AAG Holdings    Pref    000336206       254     10,000    Sole   n/a     none
Agile Software  Common  00846X105     3,845    387,600    Sole   n/a     none
Alaris Medical  Common  011637105	  2,358    155,000    Sole   n/a     none
Apollo Group    Common  037604105     2,712     40,000    Sole   n/a     none
Bennett Environ Common  081906109     5,165    250,000    Sole   n/a     none
BGE Capital     Pref    05541Q206       150      6,000    Sole   n/a     none
Bombay          Common  097924104     4,070    500,000    Sole   n/a     none
Bon Ton Stores  Common  09776J101     2,119    190,900    Sole   n/a     none
Brocade         Common  111621108     3,179    550,000    Sole   n/a     none
Callidus Softwr Common  13123E500        18      1,000    Sole   n/a     none
Career Educ.    Common  141665109     3,220     80,000    Sole   n/a     none
Central Pet     Common  153527106     1,682     60,000    Sole   n/a     none
Ciena           Common  171779101     3,116    475,000    Sole   n/a     none
Citigroup, Inc  Common  173064205       254     10,000    Sole   n/a     none
Collegiat Pac   Common  194589206     2,196    240,000    Sole   n/a     none
Compex Tech     Common  204513105     1,756    210,000    Sole   n/a     none
CoolBrands      Common  21639P208       976     57,600    Sole   n/a     none
Corinthian Coll Common  218868107     4,163     75,000    Sole   n/a     none
Cray Inc        Common  225223106       988     99,500    Sole   n/a     none
Ebookers        Common  278725106     1,342     91,800    Sole   n/a     none
Entergy Arkans  Pref    29364D795       149      5,700    Sole   n/a     none
Equity Office   Pref    294741871       211      7,800    Sole   n/a     none
Faro            Common  311642101     7,494    300,000    Sole   n/a     none
Financial Sec   Pref    31769P506       152      5,900    Sole   n/a     none
Gabelli Equity  Pref    362397705       128      5,000    Sole   n/a     none
Georgia Power   Pref    373334523       202      8,000    Sole   n/a     none
Harman Int'l    Common  413086109     4,439     60,000    Sole   n/a     none
ING Group NV    Pref    456837400       204      8,000    Sole   n/a     none
Joseph Banks    Common  480838101     3,816    110,000    Sole   n/a     none
JP Morgan       Pref    46626X203       206      8,000    Sole   n/a     none
Kimco Realty    Pref    49446R869       114      4,400    Sole   n/a     none
Lab One         Common  50540L105     6,554    201,850    Sole   n/a     none
Lehman Bros.    Pref    52519Y209       250      9,800    Sole   n/a     none
Lehman Bros.    Pref    52520B206       191      7,500    Sole   n/a     none
Lincoln NationalPref    53404M201       261     10,000    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
MBNA            Pref    55266J200       163      6,100    Sole   n/a     none
Mesa Air Group  Common  590479101     3,771    300,100    Sole   n/a     none
Molecular Diag. Common  60851R104       682  4,545,624    Sole   n/a     none
Morgan Stanley  Pref    617466206       241     10,000    Sole   n/a     none
Morgan Stanley  Pref    617460209       253     10,000    Sole   n/a     none
MTR Gaming      Common  553769100     1,120    108,700    Sole   n/a     none
Netegrity       Common  64110P107     3,048    300,000    Sole   n/a     none
Netscreen       Common  64117V107     4,455    180,000    Sole   n/a     none
Novatel WirelessCommon  66987M604     3,706    618,700    Sole   n/a     none
Odyssey Health  Common  67611V101     5,745    195,000    Sole   n/a     none
Oil States Intl Common  678026105       906     65,000    Sole   n/a     none
Park Place Ent  Common  700690100     3,520    325,000    Sole   n/a     none
Petco           Common  716016209     2,741     90,000    Sole   n/a     none
Photomedix      Common  719358103       744    300,000    Sole   n/a     none
Providence Svce Common  743815102     1,677    102,700    Sole   n/a     none
Riverstone Net  Common  769320102       278    250,000    Sole   n/a     none
Scientific Game Common  80874P109     2,885    170,000    Sole   n/a     none
Select Comfort  Common  81816X103     7,750    313,000    Sole   n/a     none
Select Medical  Common  816196109     6,838    420,000    Sole   n/a     none
Sequenom        Common  817337108       320    100,000    Sole   n/a     none
SunAmerica      Pref    22082A201       267     10,000    Sole   n/a     none
SunOpta         Common  8676EP108     3,830    415,000    Sole   n/a     none
Total Energy    Common  891925109     1,860    400,000    Sole   n/a     none
U of P - Apollo Common  037604204     3,171     46,000    Sole   n/a     none
United Surgical Common  913016309     3,666    109,500    Sole   n/a     none
Vending Data    Common  92261Q202     1,309    220,000    Sole   n/a     none
Verisign        Common  92343E102     1,630    100,000    Sole   n/a     none
Verizon New Eng Pref    92344R201        54      2,000    Sole   n/a     none
Waste Connects  Common  941053100       906     24,000    Sole   n/a     none
WebEx           Common  94767L109     2,467    122,500    Sole   n/a     none
Wells Fargo     Pref    94979D200       249     10,000    Sole   n/a     none